Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 9, 2011
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000353905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 9, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 9, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

NATIONWIDE VARIABLE INSURANCE TRUST

American Century NVIT Multi Cap Value Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Developing Markets Fund

NVIT Emerging Markets Fund

NVIT International Equity Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Worldwide Leaders Fund

Oppenheimer NVIT Large Cap Growth Fund

Templeton NVIT International Value Fund

Van Kampen NVIT Comstock Value Fund

Supplement dated September 9, 2011

to the Prospectus dated May 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

I.  NVIT Developing Markets Fund

2.	As of the Effective Date, the Prospectus is revised as follows:

a.	The information on page 12 that appears under the "Principal Investment Strategies" heading is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies that are tied economically to emerging market countries. The Fund considers a company to be tied economically to emerging market countries if it is headquartered, trades on an exchange or maintains at least 50% of its assets in, or derives at least 50% of its revenues from, emerging market countries. Emerging market countries are developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund typically maintains investments in at least six countries at all times. The Fund may invest in companies of any size, including small- and mid-cap companies.

The subadviser employs a bottom-up investment approach (i.e., based on factors that are specific to individual companies) that emphasizes individual stock selection.  The subadviser uses proprietary quantitative (i.e., mathematical and statistical) models and fundamental analysis to seek to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts.  This stock selection process is designed to produce a diversified portfolio that, relative to the Fund's benchmark index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.  The subadviser generally considers selling a security when it reaches a target price, fails to perform as expected or evidences changed fundamentals, or when other opportunities appear more attractive.   The Fund may engage in active and frequent trading of securities.

II.  NVIT Emerging Markets Fund

2.	As of the Effective Date, the Prospectus is revised as follows:

a.	The information that appears on page 15 under the "Principal Investment Strategies" heading is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies that are tied economically to emerging market countries. The Fund considers a company to be tied economically to emerging market countries if it is headquartered, trades on an exchange or maintains at least 50% of its assets in, or derives at least 50% of its revenues from, emerging market countries. Emerging market countries are developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund may invest in companies of any size, including small- and mid-cap companies.

The subadviser employs a bottom-up investment approach (i.e., based on factors that are specific to individual companies) that emphasizes individual stock selection.  The subadviser uses proprietary quantitative (i.e., mathematical and statistical) models and fundamental analysis to seek to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts.  This stock selection process is designed to produce a diversified portfolio that, relative to the Fund's benchmark index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.  The subadviser generally considers selling a security when it reaches a target price, fails to perform as expected or evidences changed fundamentals, or when other opportunities appear more attractive.   The Fund may engage in active and frequent trading of securities.

III.  Oppenheimer NVIT Large Cap Growth Fund

2.	Effective immediately, the name of the Oppenheimer NVIT Large Cap Growth Fund shall be changed to the "NVIT Large Cap Growth Fund."

3.	As of the Effective Date, the Prospectus is revised as follows:

a.	The information that appears on page 30 under the "Principal Investment Strategies" heading is deleted and replaced with the following:

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by large-cap companies. Such companies may be located outside the United States. The Fund employs a "growth" style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies.

The Fund's subadviser invests in stocks selected by a team of core research analysts, with each analyst responsible for investments in his or her area of expertise.  As the Fund's portfolio managers, these analysts utilize a fundamental, bottom-up (i.e., based on factors that are specific to individual companies) research process to identify investments for the Fund.  The Fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation.  The analysts, under the direction of a lead portfolio manager, determine the Fund's allocations among market sectors.  The Fund's portfolio is structured so that its sector weightings generally are similar to those of the Fund's benchmark index.  The Fund's subadviser may sell securities when they reach their price targets, if it believes a company's fundamentals are deteriorating, or if it identifies a stock that it believes offers a better investment opportunity.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000353905_SupplementTextBlock

NATIONWIDE VARIABLE INSURANCE TRUST

American Century NVIT Multi Cap Value Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Developing Markets Fund

NVIT Emerging Markets Fund

NVIT International Equity Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Worldwide Leaders Fund

Oppenheimer NVIT Large Cap Growth Fund

Templeton NVIT International Value Fund

Van Kampen NVIT Comstock Value Fund

Supplement dated September 9, 2011

to the Prospectus dated May 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

I.  NVIT Developing Markets Fund

2.	As of the Effective Date, the Prospectus is revised as follows:

a.	The information on page 12 that appears under the "Principal Investment Strategies" heading is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies that are tied economically to emerging market countries. The Fund considers a company to be tied economically to emerging market countries if it is headquartered, trades on an exchange or maintains at least 50% of its assets in, or derives at least 50% of its revenues from, emerging market countries. Emerging market countries are developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund typically maintains investments in at least six countries at all times. The Fund may invest in companies of any size, including small- and mid-cap companies.

The subadviser employs a bottom-up investment approach (i.e., based on factors that are specific to individual companies) that emphasizes individual stock selection.  The subadviser uses proprietary quantitative (i.e., mathematical and statistical) models and fundamental analysis to seek to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts.  This stock selection process is designed to produce a diversified portfolio that, relative to the Fund's benchmark index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.  The subadviser generally considers selling a security when it reaches a target price, fails to perform as expected or evidences changed fundamentals, or when other opportunities appear more attractive.   The Fund may engage in active and frequent trading of securities.

II.  NVIT Emerging Markets Fund

2.	As of the Effective Date, the Prospectus is revised as follows:

a.	The information that appears on page 15 under the "Principal Investment Strategies" heading is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies that are tied economically to emerging market countries. The Fund considers a company to be tied economically to emerging market countries if it is headquartered, trades on an exchange or maintains at least 50% of its assets in, or derives at least 50% of its revenues from, emerging market countries. Emerging market countries are developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund may invest in companies of any size, including small- and mid-cap companies.

The subadviser employs a bottom-up investment approach (i.e., based on factors that are specific to individual companies) that emphasizes individual stock selection.  The subadviser uses proprietary quantitative (i.e., mathematical and statistical) models and fundamental analysis to seek to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts.  This stock selection process is designed to produce a diversified portfolio that, relative to the Fund's benchmark index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.  The subadviser generally considers selling a security when it reaches a target price, fails to perform as expected or evidences changed fundamentals, or when other opportunities appear more attractive.   The Fund may engage in active and frequent trading of securities.

III.  Oppenheimer NVIT Large Cap Growth Fund

2.	Effective immediately, the name of the Oppenheimer NVIT Large Cap Growth Fund shall be changed to the "NVIT Large Cap Growth Fund."

3.	As of the Effective Date, the Prospectus is revised as follows:

a.	The information that appears on page 30 under the "Principal Investment Strategies" heading is deleted and replaced with the following:

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by large-cap companies. Such companies may be located outside the United States. The Fund employs a "growth" style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies.

The Fund's subadviser invests in stocks selected by a team of core research analysts, with each analyst responsible for investments in his or her area of expertise.  As the Fund's portfolio managers, these analysts utilize a fundamental, bottom-up (i.e., based on factors that are specific to individual companies) research process to identify investments for the Fund.  The Fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation.  The analysts, under the direction of a lead portfolio manager, determine the Fund's allocations among market sectors.  The Fund's portfolio is structured so that its sector weightings generally are similar to those of the Fund's benchmark index.  The Fund's subadviser may sell securities when they reach their price targets, if it believes a company's fundamentals are deteriorating, or if it identifies a stock that it believes offers a better investment opportunity.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NVIT Developing Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000353905_SupplementTextBlock
I.  NVIT Developing Markets Fund

2.	As of the Effective Date, the Prospectus is revised as follows:

a.	The information on page 12 that appears under the "Principal Investment Strategies" heading is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies that are tied economically to emerging market countries. The Fund considers a company to be tied economically to emerging market countries if it is headquartered, trades on an exchange or maintains at least 50% of its assets in, or derives at least 50% of its revenues from, emerging market countries. Emerging market countries are developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund typically maintains investments in at least six countries at all times. The Fund may invest in companies of any size, including small- and mid-cap companies.

The subadviser employs a bottom-up investment approach (i.e., based on factors that are specific to individual companies) that emphasizes individual stock selection.  The subadviser uses proprietary quantitative (i.e., mathematical and statistical) models and fundamental analysis to seek to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts.  This stock selection process is designed to produce a diversified portfolio that, relative to the Fund's benchmark index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.  The subadviser generally considers selling a security when it reaches a target price, fails to perform as expected or evidences changed fundamentals, or when other opportunities appear more attractive.   The Fund may engage in active and frequent trading of securities.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies that are tied economically to emerging market countries. The Fund considers a company to be tied economically to emerging market countries if it is headquartered, trades on an exchange or maintains at least 50% of its assets in, or derives at least 50% of its revenues from, emerging market countries. Emerging market countries are developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund typically maintains investments in at least six countries at all times. The Fund may invest in companies of any size, including small- and mid-cap companies.

The subadviser employs a bottom-up investment approach (i.e., based on factors that are specific to individual companies) that emphasizes individual stock selection.  The subadviser uses proprietary quantitative (i.e., mathematical and statistical) models and fundamental analysis to seek to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts.  This stock selection process is designed to produce a diversified portfolio that, relative to the Fund's benchmark index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.  The subadviser generally considers selling a security when it reaches a target price, fails to perform as expected or evidences changed fundamentals, or when other opportunities appear more attractive.   The Fund may engage in active and frequent trading of securities.

NVIT Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000353905_SupplementTextBlock

II.  NVIT Emerging Markets Fund

2.	As of the Effective Date, the Prospectus is revised as follows:

a.	The information that appears on page 15 under the "Principal Investment Strategies" heading is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies that are tied economically to emerging market countries. The Fund considers a company to be tied economically to emerging market countries if it is headquartered, trades on an exchange or maintains at least 50% of its assets in, or derives at least 50% of its revenues from, emerging market countries. Emerging market countries are developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund may invest in companies of any size, including small- and mid-cap companies.

The subadviser employs a bottom-up investment approach (i.e., based on factors that are specific to individual companies) that emphasizes individual stock selection.  The subadviser uses proprietary quantitative (i.e., mathematical and statistical) models and fundamental analysis to seek to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts.  This stock selection process is designed to produce a diversified portfolio that, relative to the Fund's benchmark index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.  The subadviser generally considers selling a security when it reaches a target price, fails to perform as expected or evidences changed fundamentals, or when other opportunities appear more attractive.   The Fund may engage in active and frequent trading of securities.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies that are tied economically to emerging market countries. The Fund considers a company to be tied economically to emerging market countries if it is headquartered, trades on an exchange or maintains at least 50% of its assets in, or derives at least 50% of its revenues from, emerging market countries. Emerging market countries are developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund may invest in companies of any size, including small- and mid-cap companies.

The subadviser employs a bottom-up investment approach (i.e., based on factors that are specific to individual companies) that emphasizes individual stock selection.  The subadviser uses proprietary quantitative (i.e., mathematical and statistical) models and fundamental analysis to seek to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts.  This stock selection process is designed to produce a diversified portfolio that, relative to the Fund's benchmark index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.  The subadviser generally considers selling a security when it reaches a target price, fails to perform as expected or evidences changed fundamentals, or when other opportunities appear more attractive.   The Fund may engage in active and frequent trading of securities.

Oppenheimer NVIT Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000353905_SupplementTextBlock

III.  Oppenheimer NVIT Large Cap Growth Fund

2.	Effective immediately, the name of the Oppenheimer NVIT Large Cap Growth Fund shall be changed to the "NVIT Large Cap Growth Fund."

3.	As of the Effective Date, the Prospectus is revised as follows:

a.	The information that appears on page 30 under the "Principal Investment Strategies" heading is deleted and replaced with the following:

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by large-cap companies. Such companies may be located outside the United States. The Fund employs a "growth" style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies.

The Fund's subadviser invests in stocks selected by a team of core research analysts, with each analyst responsible for investments in his or her area of expertise.  As the Fund's portfolio managers, these analysts utilize a fundamental, bottom-up (i.e., based on factors that are specific to individual companies) research process to identify investments for the Fund.  The Fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation.  The analysts, under the direction of a lead portfolio manager, determine the Fund's allocations among market sectors.  The Fund's portfolio is structured so that its sector weightings generally are similar to those of the Fund's benchmark index.  The Fund's subadviser may sell securities when they reach their price targets, if it believes a company's fundamentals are deteriorating, or if it identifies a stock that it believes offers a better investment opportunity.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by large-cap companies. Such companies may be located outside the United States. The Fund employs a "growth" style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies.

The Fund's subadviser invests in stocks selected by a team of core research analysts, with each analyst responsible for investments in his or her area of expertise.  As the Fund's portfolio managers, these analysts utilize a fundamental, bottom-up (i.e., based on factors that are specific to individual companies) research process to identify investments for the Fund.  The Fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation.  The analysts, under the direction of a lead portfolio manager, determine the Fund's allocations among market sectors.  The Fund's portfolio is structured so that its sector weightings generally are similar to those of the Fund's benchmark index.  The Fund's subadviser may sell securities when they reach their price targets, if it believes a company's fundamentals are deteriorating, or if it identifies a stock that it believes offers a better investment opportunity.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011